Fathom OpCo Predecessor Period Acquisitions - Micropulse West - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) - Micropulse West [Member] $ in Thousands	12 Months Ended
Dec. 22, 2021 USD ($)
Business Acquisition [Line Items]
Revenue	$ 4,614
Net (loss)	$ (115)